September 17, 1997


U.S. Securities and Exchange Commission
Attn: Filing Desk
450 Fifth Street, N.W.
Washington, DC 20549

RE: Time Horizon Funds
    (File Numbers 33-91448 and 811-09024)

Dear Ladies and Gentlemen:

On behalf of Time Horizon Funds transmitted herewith for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended, is one copy of a supplement dated September 17, 1997 to the Prospectus dated November 1, 1996 (as supplemented on January 31, 1997) and one copy of a supplement dated September 17, 1997 to the Statement of Additional Information dated November 1, 1996.

If you have any questions or comments, please do not hesitate to contact the undersigned at (312) 609-7657.

Very truly yours,


 /s/ Cathy G. O'Kelly
Cathy G. O'Kelly



TIME HORIZON FUNDS
(the "Company")

Portfolio 1
Portfolio 2
Portfolio 3
(the "Funds")

Supplement to Prospectus dated November 1, 1996

Effective September 15, 1997, Bank of America National Trust and Savings Association ("Bank of America"), the Funds' Manager, pursuant to authority granted to Bank of America in the Management Agreement between Bank of America and the Funds, has entered into an agreement with PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp. (with principal offices located at 400 Bellevue Parkway, Wilmington, Delaware 19809), pursuant to which PFPC has agreed to provide certain sub-administration services to the Funds, including assisting in the development of compliance procedures; participating in periodic updating of certain Fund materials; providing periodic reports to the Company's Board; and providing certain record-keeping services. Bank of America will bear all fees and expenses charged by PFPC for these services.

Effective September 15, 1997, PFPC has agreed to provide certain accounting services to the Funds including calculation of net asset value of the Funds, and dividends and capital gains distributions to shareholders and preparation of tax returns. For its accounting services, PFPC is entitled to receive a monthly fee from the Funds based on the greater of $2,500 or the following fee schedule at the indicated annualized rates:

0.030% of the first $250 million of average net assets; 0.025% of the next $250 million of average net assets; 0.020% of average net assets in excess of $500 million.

Effective September 15, 1997, Provident Distributors, Inc. ("PDI"), with principal offices located at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428, will serve as principal underwriter and distributor of shares of the Funds.

Effective October 18, 1997, PFPC will serve as the Funds' transfer agent and dividend disbursing agent. PFPC's address as transfer agent is P.O. Box 8959, Wilmington, Delaware 19899-8959.

Effective October 18, 1997:

a. the address to which a shareholder of record on the Company's books can mail correspondence, account applications for initial purchases of Fund shares or written requests for sales of Fund shares will be:

Time Horizon Funds
P.O. Box 8959
Wilmington, Delaware 19899-8959

b. the address to which a shareholder of record on the Company's books can mail subsequent purchases of Fund shares will be:

Time Horizon Funds
P.O. Box 8984
Wilmington, Delaware 19899-8984

c. the address to which a shareholder of record on the Company's books can deliver in person payment for purchases or deliver in person written requests for sales of Fund shares will be:

Time Horizon Funds
c/o PFPC Inc.
400 Bellevue Parkway
Suite 108
Wilmington, Delaware 19809

Page 18 of the Prospectus is amended to reflect two additional exemptions from the front-end sales load for Class A shares by adding the following under the heading "When No Front-End Sales Load is Applied":

  any purchase of shares by eligible deferred compensation plans under
  Section 457 of the Internal Revenue Code of 1986, as amended.

  Lucky Store Cardholders during periodic promotions under the Periodic No-Load to Lucky Store Cardholders Program (the "Program"). (Initial purchase only; a front-end sales load will apply to any other purchases unless another no load exemption is available). Promotional materials will delineate the beginning and ending date during which shares of the Fund may be purchased without a front-end sales load pursuant to the Program.

The date of this supplement is September 17, 1997.



TIME HORIZON FUNDS
(the "Company")

Portfolio 1
Portfolio 2
Portfolio 3
(the "Funds")

Supplement to Statement of Additional Information dated November 1, 1996 Effective August 4, 1997, the trustees and officers of the Company, their addresses, and principal occupations during the past five years are:

NAME AND ADDRESS        POSITIONS WITH COMPANY

Robert E. Greeley*        Trustee, Chairman
Page Mill Asset           and President
Management
433 California Street
Suite 900
San Francisco, CA 94104

PRINCIPAL OCCUPATIONS AND AGE: Chairman, Page Mill Asset Management (a private investment company) since 1991; Director, Pacific Horizon Funds, Inc. (since 1994), Morgan Grenfell Small-Cap Fund (since 1986), Trustee, Master Investment Trust Series I (since 1993), Master Investment Trust, Series II (since 1993), Trustee and President, Pacific Innovations Trust (since 1997), (registered investment companies); Formerly Director, Bunker Hill Income Securities, Inc. (1989 to 1994) (registered investment companies); Formerly Director, Manager, Corporate Investments, Hewlett Packard Company from 1979 to 1991; former Trustee, SunAmerica Fund Group (previously Equitec Siebel Fund Group), 1984 to 1992. Age: 65.

NAME AND ADDRESS           POSITIONS WITH COMPANY

Edward S. Bottum               Trustee
100 S. Wacker Drive
Suite 1140
Chicago, IL 60601

PRINCIPAL OCCUPATIONS AND AGE: Managing Director, Chase Franklin Corporation (venture capital firm) since 1990; formerly Vice Chairman of Continental Bank N.A. (retired 1990); Trustee and Chairman, Pacific Innovations Trust (since 1997) (registered investment company); formerly, Trustee, 231 Funds (February 1993 to August 1995) (registered investment company). Age: 63.

NAME AND ADDRESS               POSITIONS WITH COMPANY

William P. Carmichael           Trustee
808 S. Garfield
Hinsdale, IL 60521

PRINCIPAL OCCUPATIONS AND AGE: Formerly Senior Vice President, Sara Lee Corporation (1991 to 1993); Treasurer, Senior Vice President and Chief Financial Officer, Beatrice Company (1987 to 1990); Trustee, Pacific Innovations Trust (since 1997) (registered investment company); formerly, Trustee, 231 Funds (registered investment company) (February 1993 to August
1995).  Age: 53.

NAME AND ADDRESS               POSITIONS WITH COMPANY

John P. Privat                   Trustee
8852 NE 24th Street
Bellevue, WA 98004

PRINCIPAL OCCUPATIONS AND AGE: Director, Seafirst Retirement Funds (since
1993), Trustee, Pacific Innovations Trust (since 1997) (registered investment companies). Age: 63.

NAME AND ADDRESS                  POSITIONS WITH COMPANY

Stephen M. Wynne                    Vice President
Executive Vice President, PFPC Inc.
400 Bellevue Parkway
Wilmington, DE 19809

PRINCIPAL OCCUPATIONS AND AGE: Executive Vice President and Chief Accounting Officer (since 1993) and Senior Vice President and Chief Accounting Officer (1991 to 1993), PFPC Inc.; Executive Vice President, PFPC International (since 1995); Vice President and Chief Accounting Officer, PNC Institutional Management Corp. (since 1987). Age: 41

NAME AND ADDRESS           POSITIONS WITH COMPANY

Cathy G. O'Kelly             Secretary
Vedder, Price, Kaufman
& Kammholz
222 North LaSalle St.
Chicago, IL 60601

PRINCIPAL OCCUPATIONS AND AGE: Partner in the Law Firm of Vedder, Price, Kaufman & Kammholz. Age: 44

NAME AND ADDRESS              POSITIONS WITH COMPANY

Jay F. Nusblatt                Treasurer
Vice President, PFPC Inc.
103 Bellevue Parkway
Wilmington, DE 19809

PRINCIPAL OCCUPATIONS AND AGE: Vice President and Director of Fund Accounting and Administration, PFPC Inc. (since 1993); formerly Assistant Vice President, Fund/Plan Services, Inc. (1989 to 1993). Age: 36.

NAME AND ADDRESS               POSITIONS WITH COMPANY

Gary M. Gardner, Esquire         Assistant Secretary
Chief Counsel - Mutual Funds,
PNC Bank
1600 Market Street, 28th Floor
Philadelphia, PA 19103

PRINCIPAL OCCUPATIONS AND AGE: Chief Counsel - Mutual Funds, PNC Bank (since 1994); Associate General Counsel, The Boston Company, Inc. (1992 to
1994); General Counsel, SunAmerica Asset Management Inc. (1986 to 1992).
Age: 46.

NAME AND ADDRESS               POSITIONS WITH COMPANY

J. Robert Dugan, Esquire         Assistant Secretary
Counsel - Mutual Funds,
PNC Bank
1600 Market Street, 28th Floor
Philadelphia, PA 19103

PRINCIPAL OCCUPATIONS AND AGE: Counsel - Mutual Funds, PNC Bank (since
1993); Associate, Drinker Biddle and Reath (1990 to 1993).  Age: 32.

NAME AND ADDRESS               POSITIONS WITH COMPANY

Linda S. Tucker                 Assistant Treasurer
Accounting Officer,
PFPC Inc.
103 Bellevue Parkway
Wilmington, DE 19809

PRINCIPAL OCCUPATIONS AND AGE: Accounting Officer and Senior Investment Accounting Supervisor, PFPC Inc. (Since 1986). Age: 33.

 * "Interested person" as defined in the 1940 Act by reason of his position as President of the Company.



Effective September 15, 1997, in the first paragraph on page 34 of the Statement of Additional Information all instances of the term Concord Financial Group, Inc. are now replaced with the term Provident
Distributors, Inc.

Effective September 15, 1997, the second paragraph on page 34 of the Statement of Additional Information is replaced in its entirety by the following paragraph:

Provident Distributors, Inc. (the "Distributor"), acts as distributor of the shares of the Company pursuant to a distribution agreement with the Company. The Distributor's principal offices are located at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428. Shares are sold on a continuous basis by the Distributor. The Distributor has agreed to use its best efforts to solicit orders for the sale of the Company's shares, but it is not obliged to sell any particular amount of shares. The distribution agreement will continue in effect with respect to each Fund until October 31, 1998. Thereafter, if not terminated, the distribution agreement will continue automatically for successive terms of one year, provided that such continuance is specifically approved at least annually (a) by a vote of a majority of those members of the Board of Trustees of the Company who are not parties to the distribution agreement or "interested persons" of any such party, cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Trustees of the Company or by vote of a "majority of the outstanding voting securities" of the Funds as to which the distribution agreement is effective. The distribution agreement may be terminated by the Company at any time with respect to a Fund, without the payment of any penalty, by vote of a majority of the entire Board of Trustees of the Company or by a vote of a "majority of the outstanding voting securities" of such Fund on 90 days written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 90 days written notice to the Company. The agreement will automatically and immediately terminate in the event of its "assignment." Pursuant to the Distribution Agreement, the Company has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the Securities Act of 1933.

The two paragraphs on page 47 under the heading Custodian, Accounting Agent and Transfer Agent shall be replaced in their entirety by the following two paragraphs:

The Company has appointed PNC Bank, National Association as custodian for the Funds. PFPC Inc. provides the Funds with certain accounting services pursuant to a Sub-Administration and Accounting Services Agreement among PFPC Inc., the Manager and the Company. Under the Sub-Administration and Accounting Services Agreement, PFPC Inc. has agreed to provide certain accounting, bookkeeping, pricing, dividend and distribution calculation services with respect to the Company and the Funds. The monthly accounting fees charged by PFPC Inc. under the Sub-Administration and Accounting Services Agreement are borne by the Funds. As custodian of the Company's assets, PNC Bank: (i) maintains a separate account or accounts in the name of the respective Funds; (ii) holds and disburses portfolio securities;
(iii) makes receipts and disbursements of money; (iv) collects and receives income and other payments and distributions on account of portfolio securities; (v) responds to correspondence from security brokers and others relating to their respective duties; and (vi) makes periodic reports concerning their duties.

PFPC Inc. is transfer and dividend disbursing agent for the Funds.

The date of this supplement is September 17, 1997.